INVENTORY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVENTORY

4.	INVENTORY

The Company’s inventory composition is as follows:

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Raw materials	340,917	503,216	501,433
Work in process	3,276,301	3,979,335	3,677,502
Finished goods	1,152,558	538,739	315,322
Ending balance	4,769,776	5,021,290	4,494,257

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the year ended December 31, 2024, was $12,827,041 (For the two months ended December 31, 2023 - $1,404,323; for the year ended October 31, 2023 - $11,155,676; for the year ended October 31, 2022 - $9,227,439).